Reserve for Property-Liability Insurance Claims and Claims Expense (Tables)	12 Months Ended
Dec. 31, 2018
Reserve for Property-Liability Insurance Claims and Claims Expense
Activity in the reserve for property-liability insurance claims and claims expense

Rollforward of reserve for property and casualty insurance claims and claims expense
($ in millions)	2018	2017	2016
Balance as of January 1	$26,325	$25,250	$23,869
Less recoverables (1)	(6,471)	(6,184)	(5,892)
Net balance as of January 1	19,854	19,066	17,977
SquareTrade acquisition as of January 3, 2017	—	17	—
Incurred claims and claims expense related to:
Current year	23,033	22,350	22,177
Prior years	(255)	(503)	(17)
Total incurred	22,778	21,847	22,160
Claims and claims expense paid related to:
Current year	(14,877)	(14,112)	(14,161)
Prior years	(7,487)	(6,964)	(6,910)
Total paid	(22,364)	(21,076)	(21,071)
Net balance as of December 31	20,268	19,854	19,066
Plus recoverables	7,155	6,471	6,184
Balance as of December 31	$27,423	$26,325	$25,250
(1) Recoverables comprises reinsurance and indemnification recoverables. See Note 10 for further details.

Reconciliation of total claims and claims expense incurred and paid by coverage	December 31, 2018
($ in millions)	Incurred	Paid
Allstate Protection
Auto insurance - liability coverage	$8,413	$(7,535)
Auto insurance - physical damage coverage	5,088	(5,134)
Homeowners insurance	4,817	(4,714)
Total auto and homeowners insurance	18,318	(17,383)
Other personal lines	1,081	(1,055)
Commercial lines	545	(369)
Service Businesses	313	(325)
Discontinued Lines and Coverages	73	(91)
Unallocated loss adjustment expenses (“ULAE”)	2,479	(2,574)
Claims incurred and paid from before 2014	(68)	(398)
Other	37	(169)
Total	$22,778	$(22,364)

Incurred and paid claims and claims expense
Auto insurance – physical damage coverage

($ in millions, except number of reported claims)	Incurred claims and allocated claim adjustment expenses, net of recoverables						IBNR reserves plus expected development on reported claims	Cumulative number of reported claims
	For the years ended December 31,					Prior year reserve reestimates	As of December 31, 2018
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Accident year	2014	2015	2016	2017	2018
2014	$4,296	$4,284	$4,258	$4,261	$4,260	$(1)	$3	4,144,633
2015	—	4,646	4,675	4,663	4,654	(9)	6	4,389,912
2016	—	—	5,118	5,045	5,018	(27)	6	4,430,776
2017	—	—	—	5,111	5,029	(82)	1	4,232,605
2018	—	—	—	—	5,207		246	4,150,524
				Total	$24,168	$(119)
Reconciliation to total prior year reserve reestimates recognized by line
Prior year reserve reestimates for pre-2014 accident years						(3)
Prior year reserve reestimates for ULAE						(5)
Other						1
Total prior year reserve reestimates						$(126)

	Cumulative paid claims and allocated claims adjustment expenses, net of recoverables
	For the years ended December 31,
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Accident year	2014	2015	2016	2017	2018
2014	$4,137	$4,269	$4,261	$4,258	$4,257
2015	—	4,501	4,665	4,652	4,648
2016	—	—	4,881	5,024	5,012
2017	—	—	—	4,838	5,029
2018	—	—	—	—	4,960
				Total	$23,906
All outstanding liabilities before 2014, net of recoverables					9
Liabilities for claims and claim adjustment expenses, net of recoverables					$271
Homeowners insurance

($ in millions, except number of reported claims)	Incurred claims and allocated claim adjustment expenses, net of recoverables						IBNR reserves plus expected development on reported claims	Cumulative number of reported claims
	For the years ended December 31,					Prior year reserve reestimates	As of December 31, 2018
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Accident year	2014	2015	2016	2017	2018
2014	$3,589	$3,636	$3,640	$3,609	$3,599	$(10)	$52	765,329
2015	—	3,553	3,607	3,548	3,532	(16)	79	720,955
2016	—	—	3,952	3,987	3,949	(38)	147	812,785
2017	—	—	—	4,469	4,611	142	370	902,301
2018	—	—	—	—	4,739		1,256	743,408
				Total	$20,430	$78
Reconciliation to total prior year reserve reestimates recognized by line
Prior year reserve reestimates for pre-2014 accident years						(23)
Prior year reserve reestimates for ULAE						(50)
Other						9
Total prior year reserve reestimates						$14

	Cumulative paid claims and allocated claims adjustment expenses, net of recoverables
	For the years ended December 31,
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Accident year	2014	2015	2016	2017	2018
2014	$2,729	$3,356	$3,472	$3,524	$3,547
2015	—	2,583	3,291	3,394	3,453
2016	—	—	2,942	3,672	3,802
2017	—	—	—	3,222	4,241
2018	—	—	—	—	3,483
				Total	$18,526
All outstanding liabilities before 2014, net of recoverables					140
Liabilities for claims and claim adjustment expenses, net of recoverables					$2,044
The information about incurred and paid claims development for the 2014 to 2018 years, and the average annual percentage payout of incurred claims by age as of December 31, 2018, is presented as required supplementary information.
Auto insurance – liability coverage

($ in millions, except number of reported claims)	Incurred claims and allocated claim adjustment expenses, net of recoverables						IBNR reserves plus expected development on reported claims	Cumulative number of reported claims
	For the years ended December 31,					Prior year reserve reestimates	As of December 31, 2018
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Accident year	2014	2015	2016	2017	2018
2014	$7,727	$7,833	$7,797	$7,727	$7,661	$(66)	$471	2,195,241
2015	—	8,741	8,711	8,656	8,596	(60)	1,044	2,382,914
2016	—	—	9,007	8,811	8,711	(100)	1,873	2,396,876
2017	—	—	—	8,436	8,369	(67)	3,049	2,204,093
2018	—	—	—	—	8,706		5,484	2,075,655
				Total	$42,043	$(293)
Reconciliation to total prior year reserve reestimates recognized by line
Prior year reserve reestimates for pre-2014 accident years						(43)
Prior year reserve reestimates for ULAE						8
Other						(1)
Total prior year reserve reestimates						$(329)

	Cumulative paid claims and allocated claims adjustment expenses, net of recoverables
	For the years ended December 31,
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Accident year	2014	2015	2016	2017	2018
2014	$3,168	$5,308	$6,247	$6,813	$7,190
2015	—	3,518	5,828	6,872	7,552
2016	—	—	3,479	5,759	6,838
2017	—	—	—	3,143	5,320
2018	—	—	—	—	3,222
				Total	$30,122
All outstanding liabilities before 2014, net of recoverables					1,259
Liabilities for claims and claim adjustment expenses, net of recoverables					$13,180

Average annual percentage payout of incurred claims by age, net of reinsurance

Average annual percentage payout of incurred claims by age, net of recoverables, as of December 31, 2018
	1 year	2 years	3 years	4 years	5 years
Auto insurance – liability coverage	40.2%	27.3%	12.6%	8.0%	4.7%

Average annual percentage payout of incurred claims by age, net of recoverables, as of December 31, 2018
	1 year	2 years	3 years	4 years	5 years
Auto insurance – physical damage coverage	96.9%	3.1%	(0.2)%	—%	—%

Average annual percentage payout of incurred claims by age, net of recoverables, as of December 31, 2018
	1 year	2 years	3 years	4 years	5 years
Homeowners insurance	74.7%	18.8%	2.9%	1.4%	0.7%

Reconciliation of the net incurred claims and claims expense development

Reconciliation of the net incurred and paid claims development tables above to the reserve for property and casualty insurance claims and claims expense
($ in millions)	As of December 31, 2018
Net outstanding liabilities
Allstate Protection
Auto insurance - liability coverage	$13,180
Auto insurance - physical damage coverage	271
Homeowners insurance	2,044
Other personal lines	1,356
Commercial lines	766
Service Businesses	50
Discontinued Lines and Coverages (1)	1,315
ULAE	1,286
Net reserve for property and casualty insurance claims and claims expense	20,268

Recoverables
Allstate Protection
Auto insurance - liability coverage	5,829
Auto insurance - physical damage coverage	12
Homeowners insurance	472
Other personal lines	195
Commercial lines	53
Service Businesses	12
Discontinued Lines and Coverages	473
ULAE	109
Total recoverables	7,155
Gross reserve for property and casualty insurance claims and claims expense	$27,423

(1)
Discontinued Lines and Coverages includes business in run-off with a majority of the claims related to accident years more than 30 years ago. IBNR reserves represent $693 million of the total reserves as of December 31, 2018.